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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N-23C-1


                       STATEMENT BY REGISTERED CLOSED-END
            INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
       SECURITIES PURSUANT TO RULE N-23-1 DURING THE LAST CALENDAR MONTH

               (See rules and instructions on back of this form.
If acknowledgment is desired, file this form with the Commission in triplicate.)

                 REPORT FOR CALENDAR MONTH ENDING October 2003

                          Franklin Capital Corporation
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               (Name of registered closed-end investment company

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                                                 Approximate
                                                Asset Value of
                                                 Approximate
  Date of                    Number of  Price   Asset Coverage    Name of Seller
    Each     Identification    Shares    Per     Per Share at         or of
Transaction   of Securities  Purchased  Share  Time of Purchase  Seller's Broker
--------------------------------------------------------------------------------
October 15,  Franklin Capital  20,000   $0.59       $1.19       First New York
2003         Corporation                                        Securities Corp.
             Common Stock














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REMARKS:

                                       Franklin Capital Corporation
                                       -----------------------------------------
                                                   Name of Registrant

                                    By    /s/ Hiram M. Lazar
                                       -----------------------------------------

Date of Statement: November 7, 2003    Chief Financial Officer
                   ----------------    -----------------------------------------
                                                         (Title)

     POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER